                              DELAWARE POOLED TRUST

                     The Intermediate Fixed Income Portfolio
                      The Core Focus Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                      The Core Plus Fixed Income Portfolio
            (each, a "Portfolio" and, collectively, the "Portfolios")

                    Supplement to the Portfolios' Prospectus
                             dated February 28, 2007

Effective June 1, 2007,  Delaware  Management  Company has agreed to voluntarily waive all or a portion of its investment advisory fees and/or reimburse expenses from June 1,  2007  through  December  31,  2007 to  prevent  the  total  annual operating expenses for The Intermediate  Fixed Income Portfolio,  The Core Focus
Fixed Income Portfolio,  The High-Yield Bond Portfolio,  and The Core Plus Fixed
Income Portfolio from exceeding 0.21%,  0.21%,  0.29%, and 0.22%,  respectively.
These  voluntary  expense  limitations  are subject to the exclusions  described below.

The following  chart replaces the  information  for annual  Portfolio  operating expenses  of The  Intermediate  Fixed  Income  Portfolio  in the  section of the
Portfolios'   Prospectus   titled  "What  are  The  Intermediate   Fixed  Income
Portfolio's fees and expenses?" on page 31.

Annual Portfolio  operating  expenses are deducted from The  Intermediate  Fixed
Income Portfolio's assets.

------------------------------------------------------ --------------
Investment advisory fees(1)                            0.40%
------------------------------------------------------ --------------
Distribution and service (12b-1) fees                  none
------------------------------------------------------ --------------
Other expenses                                         0.27%
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Total annual operating expenses(1)                     0.67%
------------------------------------------------------ --------------

(1)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment  advisory  fees  and/or  reimburse  expenses  from  June 1, 2007 through  December 31, 2007 in order to prevent total annual fund  operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.21% of average  daily net  assets of the  Portfolio.  These  expense  waivers  and reimbursements  apply only to expenses paid directly by the Portfolio.  The fees and expenses shown in the table do not reflect this voluntary  expense cap.  For the period June 1, 2007 through  December  31,  2007,  investment advisory fees and total annual operating  expenses are expected to be 0.00%
     and 0.21%, respectively.

The following  chart replaces the  information  for annual  Portfolio  operating expenses  of The  Core  Focus  Fixed  Income  Portfolio  in the  section  of the
Portfolios'  Prospectus titled "What are The Core Focus Fixed Income Portfolio's fees and expenses?" on page 34.

Annual  Portfolio  operating  expenses  are  deducted  from The Core Focus Fixed
Income Portfolio's assets.

------------------------------------------------------ ------------
Investment advisory fees(1)                            0.40%
------------------------------------------------------ ------------
Distribution and service (12b-1) fees                  none
------------------------------------------------------ ------------
Other expenses                                         0.26%
------------------------------------------------------ ------------
Total annual operating expenses(1)                     0.66%
------------------------------------------------------ ------------

(1)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment  advisory  fees  and/or  reimburse  expenses  from  June 1, 2007 through  December 31, 2007 in order to prevent total annual fund  operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.21% of average  daily net  assets of the  Portfolio.  These  expense  waivers  and reimbursements  apply only to expenses paid directly by the Portfolio.  The fees and expenses shown in the table do not reflect this voluntary  expense cap.  For the period June 1, 2007 through  December  31,  2007,  investment advisory fees and total annual operating  expenses are expected to be 0.00%
     and 0.21%, respectively.

The following  chart replaces the  information  for annual  Portfolio  operating expenses of The  High-Yield  Bond  Portfolio  in the section of the  Portfolios'
Prospectus  titled "What are The High-Yield Bond Portfolio's fees and expenses?"
on page 37.

Annual  Portfolio  operating  expenses are  deducted  from The  High-Yield  Bond
Portfolio's assets.

------------------------------------------------------ --------------
Investment advisory fees(1)                            0.45%
------------------------------------------------------ --------------
Distribution and service (12b-1) fees                  none
------------------------------------------------------ --------------
Other expenses                                         0.58%
------------------------------------------------------ --------------
Total annual operating expenses(1)                     1.03%
------------------------------------------------------ --------------

(1)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment  advisory  fees  and/or  reimburse  expenses  from  June 1, 2007 through  December 31, 2007 in order to prevent total annual fund  operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.29% of average  daily net  assets of the  Portfolio.  These  expense  waivers  and reimbursements  apply only to expenses paid directly by the Portfolio.  The fees and expenses shown in the table do not reflect this voluntary  expense cap.  For the period June 1, 2007 through  December  31,  2007,  investment advisory fees and total annual operating  expenses are expected to be 0.00%
     and 0.29%, respectively.

The following  chart replaces the  information  for annual  Portfolio  operating expenses  of  The  Core  Plus  Fixed  Income  Portfolio  in the  section  of the
Portfolios'  Prospectus titled "What are The Core Plus Fixed Income  Portfolio's fees and expenses?" on page 41.

Annual Portfolio operating expenses are deducted from The Core Plus Fixed Income
Portfolio's assets.

------------------------------------------------------ --------------
Investment advisory fees(1)                            0.43%
------------------------------------------------------ --------------
Distribution and service (12b-1) fees                  none
------------------------------------------------------ --------------
Other expenses                                         0.13%
------------------------------------------------------ --------------
Total annual operating expenses(1)                     0.56%
------------------------------------------------------ --------------

(1)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment  advisory  fees  and/or  reimburse  expenses  from  June 1, 2007 through  December 31, 2007 in order to prevent total annual fund  operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.22% of average  daily net  assets of the  Portfolio.  These  expense  waivers  and reimbursements  apply only to expenses paid directly by the Portfolio.  The fees and expenses shown in the table do not reflect this voluntary  expense cap.  For the period June 1, 2007 through  December  31,  2007,  investment advisory fees and total annual operating  expenses are expected to be 0.09%
     and 0.13%, respectively.

                Please keep this Supplement for future reference.

This Supplement is dated May 30, 2007.